Accounting policies - Restatement of previously issued financial information (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Restatement Of Previously Issued Financial Information [Line Items]
Foreign exchange gain	£ (7,784)	£ (24,517)		£ (31,815)	£ (39)
Net cash flows (used in)/from operating activities	(15,645)	27,552	£ 5,853	(13,475)	7,474
Net (decrease)/increase in cash and cash equivalents	(22,630)	(84,929)		(133,752)	165,028
Exchange gain on cash and cash equivalents	7,759	24,588	2,132	32,018	19
Cash and cash equivalents at the beginning of the year	562,173	562,173	62,584	562,173	62,584
Cash and cash equivalents at the end of the period	547,302	501,832		460,439	£ 227,631
As originally reported
Restatement Of Previously Issued Financial Information [Line Items]
Foreign exchange gain	(59)	(36)
Net cash flows (used in)/from operating activities	(7,920)	52,033	3,722
Net (decrease)/increase in cash and cash equivalents	(14,905)	(60,448)
Exchange gain on cash and cash equivalents	34	107	1
Cash and cash equivalents at the beginning of the year	562,173	562,173		562,173
Cash and cash equivalents at the end of the period	547,302	501,832
Adjustment
Restatement Of Previously Issued Financial Information [Line Items]
Foreign exchange gain	(7,725)	(24,481)	£ 2,131
Net cash flows (used in)/from operating activities	(7,725)	(24,481)
Net (decrease)/increase in cash and cash equivalents	(7,725)	(24,481)
Exchange gain on cash and cash equivalents	7,725	24,481
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the period	£ 0	£ 0